Goodwill And Other Intangible Assets (Net Trademarks And Brand Names By Reportable Segment) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Net trademarks and brand names	$ 232	$ 277	$ 314
Vehicle Components Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Net trademarks and brand names	228	274
Powertrain [Member]
Indefinite-lived Intangible Assets [Line Items]
Net trademarks and brand names	$ 4	$ 3